Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Net sales:
Domestic	$ 44,340,898	$ 877,360,038	$ 670,000,473	$ 746,235,912
Export	25,701,057	508,539,112	395,118,117	407,214,445
Services income	562,528	11,130,569	8,974,642	8,310,035
Total of sales	70,604,483	1,397,029,719	1,074,093,232	1,161,760,392
Impairment (reversal) of wells, pipelines, properties, plant and equipment, net	7,653,856	151,444,560	(331,314,343)	477,944,690
Benefit from change in pension plan				(92,177,089)
Cost of sales	50,751,509	1,004,204,880	865,822,221	891,964,606
Gross income (loss)	12,199,118	241,380,279	539,585,354	(115,971,815)
Other revenues (expenses), net	261,493	5,174,076	22,649,606	(875,487)
General expenses:
Distribution, transportation and sale expenses	1,106,282	21,889,670	25,231,240	28,928,639
Administrative expenses	6,061,620	119,939,454	112,653,533	112,472,095
Benefit from change in pension plan				(103,860,955)
Operating income	5,292,708	104,725,231	424,350,187	(154,387,081)
Financing income	817,006	16,165,853	13,749,255	14,990,859
Financing cost	(5,945,638)	(117,644,548)	(98,844,464)	(67,773,593)
Derivative financial instruments income (cost), net	1,280,574	25,338,324	(14,000,987)	(21,449,877)
Foreign exchange income (loss), net	1,171,702	23,184,122	(254,012,743)	(154,765,574)
Subtotal	(2,676,356)	(52,956,249)	(353,108,939)	(228,998,185)
Profit sharing in joint ventures and associates	18,216	360,440	2,135,845	2,318,115
Income (loss) before taxes, duties and other	2,634,569	52,129,422	73,377,093	(381,067,151)
Profit sharing duty, net	17,084,416	338,044,209	277,161,804	377,087,514
Income tax	(255,938)	(5,064,168)	(12,640,369)	(45,587,267)
Total duties, taxes and other	16,828,478	332,980,041	264,521,435	331,500,247
Net (loss) income	(14,193,909)	(280,850,619)	(191,144,342)	(712,567,398)
Items that will be reclassified subsequently to profit or loss:
Available-for-sale financial assets	281,206	5,564,130	207,817	(3,206,316)
Currency translation effect	(308,109)	(6,096,459)	21,386,903	13,262,101
Items that will not be reclassified subsequently to profit or loss:
Actuarial gains-employee benefits	608,424	12,038,710	106,277,761	78,556,569
Total other comprehensive results	581,521	11,506,381	127,872,481	88,612,354
Total comprehensive loss	(13,612,388)	(269,344,238)	(63,271,861)	(623,955,044)
Net loss attributable to:
Controlling interest	(14,193,620)	(280,844,899)	(191,645,606)	(712,434,997)
Non-controlling interest	(289)	(5,720)	501,264	(132,401)
Net (loss) income	(14,193,909)	(280,850,619)	(191,144,342)	(712,567,398)
Other comprehensive results attributable to:
Controlling interest	581,818	11,512,259	127,650,318	88,571,493
Non-controlling interest	(297)	(5,878)	222,163	40,861
Total other comprehensive results	581,521	11,506,381	127,872,481	88,612,354
Comprehensive (loss) income:
Controlling interest	(13,611,802)	(269,332,640)	(63,995,288)	(623,863,504)
Non-controlling interest	(586)	(11,598)	723,427	(91,540)
Total comprehensive loss	$ (13,612,388)	$ (269,344,238)	$ (63,271,861)	$ (623,955,044)